Cover Page	Aug. 10, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2020
Entity Registrant Name	TUCSON ELECTRIC POWER CO
Entity Incorporation, State or Country Code	AZ
Entity File Number	1-5924
Entity Tax Identification Number	86-0062700
Entity Address, Address Line One	88 East Broadway Boulevard
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85701
City Area Code	520
Local Phone Number	571-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000100122
Amendment Flag	false